Share capital, share premium and other capital reserves	12 Months Ended
Dec. 31, 2023
Share capital, share premium and other capital reserves
Share capital, share premium and other capital reserves

15. Share capital, share premium and other capital reserves

The following table provides information about its share capital as of December 31, 2023, 2022 and 2021:

(in thousands, except	Authorized			Issued and fully paid			Additional paid-in capital
for share and per	December 31,			December 31,			December 31,
share amounts)	2023	2022	2021	2023	2022	2021	2023	2022	2021
Preference shares of $0.14 each	45,000,000	45,000,000	45,000,000	—	—	—	$—	$—	$—
Common shares of $0.14 each	45,000,000	45,000,000	45,000,000	26,289,087	26,289,087	25,775,538	194,424	194,424	192,270
	90,000,000	90,000,000	90,000,000	26,289,087	26,289,087	25,775,538	$194,424	$194,424	$192,270

Preferred Series Shares

In 2017, the Company issued and sold 1,755,845 Series A Preferred at a price of $0.68 per share for gross proceeds of $1.2 million. It incurred minimal issuance costs.

In 2018, the Company issued and sold 3,899,766 Series B Preferred at a price of $4.61 per share for gross proceeds of $17.9 million. It incurred minimal issuance costs.

In 2020, the Company closed an oversubscribed financing of Series C Preferred that resulted in tranche-based commitments of $84.4 million gross and $73.2 million net. In connection with the Series C Preferred financing, it agreed to sell the Series C Preferred in three tranches. In connection with the funding of the tranches it was obligated to repurchase 1,436,500 shares of Series A preferred of approximately $10.3 million and 331,500 common shares.

In 2020, the first tranche of gross proceeds of $22.7 million, with $0.6 million of issuance costs and 4,133,805 shares of Series C Preferred, was funded, and 718,250 shares amounting to $4.9 million of Series A Preferred were repurchased, resulting in net proceeds of $17.2 million.

In 2021, the Company effected a 221:1 share split of its issued and outstanding common shares and a proportional adjustment to the existing conversion ratios for convertible preferred shares. The par value per share and authorized common and convertible preferred shares were adjusted as a result of the share split. All common shares and common share per share amounts within the financial statements and notes thereto have been adjusted for all periods presented to give effect to this share split, including reclassifying an amount equal to the change in par value of common shares to additional paid-in capital.

In 2021, the remaining milestones required to fund the remaining two tranches of the Series C Preferred financing were waived, and the funding of both tranches prior to the completion of the IPO was authorized. The two remaining tranches funded additional net proceeds of $56.6 million in the aggregate, after repurchasing the 718,250 shares of Series A Preferred and 165,750 common shares from one investor.

Automatic Conversion of Preferred Shares to common shares in connection with the IPO – In 2021, the Company effected an amendment to its Articles of Association, as amended. This amendment eliminated the minimum price per common share for an underwritten public offering that would result in the automatic conversion of all outstanding Series A, Series B, and Series C preferred shares to common shares of the Company.

Common shares

In 2021, the Company completed an IPO of common shares pursuant to its registration statement on Form F-1, as amended (file 333-253795) under the symbol “LVTX” in the United States on Nasdaq. Pursuant to the registration statement, it issued and sold 6,700,000 shares of $0.14 par value common share at a price of

$15.00 per share. Net proceeds from the IPO were approximately $89.0 million after deducting underwriting discounts and commissions of $7.0 million and offering costs of $4.5 million.

In 2021, underwriters of its IPO consummated the exercise of their option to purchase 425,712 common shares from the Company at the price of $15.00 per share resulting in additional IPO proceeds of $5.9 million after deducting underwriting discounts and commissions of $0.4 million.

In 2021, the Company issued 235,664 common shares to Amsterdam UMC representing the $3.7 million payable in accordance with the Amsterdam UMC agreement.

In 2022, the Company issued 491,352 common shares to Amsterdam UMC representing 50% of the payable in accordance with the Amsterdam UMC agreement.

In 2022, the Company issued 22,197 common shares to former employees upon exercise of outstanding stock options.

In 2023, no common shares were issued.

The following table provides information about its major shareholders on a non-diluted basis:

	As of December 31,
	2023	2022
Gilde Healthcare	20.6%	20.6%
Versant Venture Capital VI, L.P.	17.5	17.5
Redmile Biopharma Investments	7.9	10.6
Sanofi Foreign Participations B.V.	7.3	7.3
Novo Holdings A/S	7.1	12.7
Other shareholders	39.6	31.3
	100.0%	100.0%